Business combinations - Datum (Details) $ in Thousands, $ in Thousands				12 Months Ended
	Mar. 31, 2023 CAD ($)	Jul. 01, 2022 CAD ($) shares	Jul. 01, 2022 USD ($) shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 CAD ($)	Jul. 01, 2022 USD ($)	Jun. 01, 2022 CAD ($)	Jun. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date	$ 9,157			$ 9,157		$ 0
Share-based compensation				3,745		1,792
Business acquisition, integration and reorganization costs				18,079		11,617
Revenues				522,701		437,885
Loss before income taxes				(36,354)		$ (18,575)
Datum Consulting Group, LLC
Disclosure of detailed information about business combination [line items]
Consideration paid		$ 58,550	$ 45,488
Cash consideration for acquisition		17,430
Issuance of shares		$ 5,552
Contingent consideration recognised as of acquisition date	9,157			9,157
Subordinate Voting Shares Available For Issuance, Business Combination | shares		1,517,151	1,517,151
Subordinate Voting Shares Available For Issuance, Value, Business Combination		$ 4,511	$ 3,505
Share-based compensation				2,644
Business acquisition, integration and reorganization costs	1,369
Increase (decrease) in intangible assets other than goodwill	(1,545)
Increase (decrease) in goodwill	1,134
Increase (decrease) in deferred tax liability (asset)	(411)
Revenue from business acquired				16,326
Profit (loss) from business acquired				(15,762)
Amortisation expense				5,658
Acquisition related costs				2,099
Increase (decrease) in deferred tax liability (asset)	$ 411
Contingent consideration, payable in shares, percentage		25.00%					25.00%
Contingent consideration, payable in cash, percentage		75.00%					75.00%
Datum Consulting Group, LLC | Pro Forma
Disclosure of detailed information about business combination [line items]
Revenues				526,492
Loss before income taxes				$ (38,991)
Datum Consulting Group, LLC | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares		5,551,961	5,551,961
Equity interest issued or issuable					$ 5,552
Datum Consulting Group, LLC | Subordinate Voting Shares | Share Capital
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares				1,867,262	1,867,262
Datum Consulting Group, LLC | Purchase Consideration
Disclosure of detailed information about business combination [line items]
Consideration paid		$ 35,010	$ 27,200
Cash consideration for acquisition		17,430					$ 13,542
Issuance of shares		5,552					4,313
Deferred cash consideration		12,028	9,345
Datum Consulting Group, LLC | Other Deferred Consideration
Disclosure of detailed information about business combination [line items]
Consideration paid		23,540	$ 18,288
Cash consideration for acquisition		$ 1,255					$ 975
Contingent consideration recognised as of acquisition date								$ 16,733	$ 13,000
Datum Consulting Group, LLC | Other Deferred Consideration | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Equity interest issued or issuable				$ 5,552	$ 4,313
Datum Consulting Group, LLC | Other Deferred Consideration | Subordinate Voting Shares | Share Capital
Disclosure of detailed information about business combination [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares				1,867,261	1,867,261